Condensed Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Pro forma USD ($)	Common Stock	Common Stock Pro forma USD ($)	Additional Paid-In-Capital USD ($)	Additional Paid-In-Capital Pro forma USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit Pro forma USD ($)	Series B-2 Convertible Preferred Stock USD ($)	Series B-2 Convertible Preferred Stock Pro forma USD ($)	Series B Convertible Preferred Stock USD ($)	Series B Convertible Preferred Stock Pro forma USD ($)	Series A-1 Convertible Preferred Stock USD ($)	Series A-1 Convertible Preferred Stock Pro forma USD ($)	Series A-2 Convertible Preferred Stock USD ($)	Series A-2 Convertible Preferred Stock Pro forma USD ($)	Series A-3 Convertible Preferred Stock USD ($)	Series A-3 Convertible Preferred Stock Pro forma USD ($)	Series A-4 Convertible Preferred Stock USD ($)	Series A-4 Convertible Preferred Stock Pro forma USD ($)	Series A-5 Convertible Preferred Stock USD ($)	Series A-5 Convertible Preferred Stock Pro forma USD ($)	Series A-6 Convertible Preferred Stock USD ($)	Series A-6 Convertible Preferred Stock Pro forma USD ($)
Balance at Dec. 31, 2010	$ (128,252)				$ 3		$ (128,252)				$ 38,309
Balance (in shares) at Dec. 31, 2010			141,566								1,599,997
Increase (Decrease) in Stockholders' Equity
Net loss	(42,476)						(42,476)
Issuance of preferred stock													62,297								525
Issuance of preferred stock (in shares)													922,286								6,443
Accretion of dividends on preferred stock	(10,933)				(6,590)		(4,343)				1,170		1,968		4,000		579
Stock-based compensation expense	304				304
Balance at Dec. 31, 2011	(119,610)				2,744		(122,359)						65,675		79,979		10,208		271		525
Balance (in shares) at Dec. 31, 2011			283,047										939,612		983,208		142,227		3,998		6,443
Increase (Decrease) in Stockholders' Equity
Net loss	(69,128)						(69,128)
Accretion of dividends on preferred stock	(13,992)				(4,818)		(9,174)						6,282		6,735		974
Stock-based compensation expense	1,795				1,795
Balance at Dec. 31, 2012	(200,661)						(200,661)						71,957		86,714		11,182		271		525
Balance (in shares) at Dec. 31, 2012			380,328										939,612		983,208		142,227		3,998		6,443
Increase (Decrease) in Stockholders' Equity
Net loss	(60,690)						(60,690)
Issuance of preferred stock											41,514												23,168
Issuance of preferred stock (in shares)											701,235												496,111
Accretion of dividends on preferred stock	(17,471)				(1,521)		(15,950)				2,378		6,780		7,263		1,050
Stock-based compensation expense	1,508				1,508
Balance at Dec. 31, 2013	(277,301)						(277,301)				43,892		78,737		93,977		12,232		271		525		23,168
Balance (in shares) at Dec. 31, 2013			385,664								701,235		939,612		983,208		142,227		3,998		6,443		496,111
Increase (Decrease) in Stockholders' Equity
Net loss	(14,488)						(14,488)
Issuance of preferred stock									26,152														10,109
Issuance of preferred stock (in shares)									448,060														186,847
Accretion of dividends on preferred stock	(4,969)				(511)		(4,458)		251		850		1,760		1,841		267
Stock-based compensation expense	511				511
Conversion of convertible preferred stock into common stock		294,032		2		294,030				(26,403)		(44,742)		(80,497)		(95,818)		(12,489)		(271)		(525)		(33,277)
Conversion of convertible preferred stock into common stock (in shares)				22,053,235						(448,060)		(701,235)		(939,612)		(983,208)		(142,227)		(3,998)		(6,443)		(682,958)
Balance at Mar. 31, 2014	$ (296,247)	$ (2,215)		$ 2		$ 294,030	$ (296,247)	$ (296,247)	$ 26,403		$ 44,742		$ 80,497		$ 95,818		$ 12,499		$ 271		$ 525		$ 33,277
Balance (in shares) at Mar. 31, 2014			385,664	22,438,899					448,060		701,235		939,612		983,208		142,227		3,998		6,443		682,958